Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subordinated liabilities [abstract]
Schedule of subordinated liabilities detail, by currency of issue	The detail, by currency of issue, of Subordinated liabilities, deposits and markatable debt securities, in the consolidated balance sheets is as follows:

				2020
	EUR million			Outstanding issue amount in foreign currency (million)	Annual interest rate (%)
Currency of issue	2020	2019	2018
Euro	13,570	12,542	14,001	13,570	3.86%
US dollar	5,991	6,506	7,813	7,351	5.16%
Pound sterling	565	655	628	507	8.89%
Brazilian real	—	—	—	—	—
Other currencies	1,754	1,359	1,378
Balance at end of year	21,880	21,062	23,820
Of which preference shares	196	321	345
Of which preference participations	7,425	7,709	9,717

Schedule of changes in subordinated liabilities
The changes in Subordinated marketable debt securities in the last three years were as follows:

EUR million
	2020	2019	2018
Balance at beginning of year	20,878	23,676	21,382
Net inclusion of entities in the Group (Note 3)	—	—	—
Placements	4,075	1,056	3,266
Of which:
Banco Santander, S.A.	3,722	1,056	2,750
Banco Santander - Chile	353	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	—	—	281
Santander Bank Polska S.A.	—	—	235
Net redemptions and repurchases*	(2,838)	(4,009)	(1,259)
Of which:
Banco Santander, S.A.	(1,671)	(3,782)	(401)
Santander UK plc	(740)	(16)	(313)
Santander UK Group Holdings plc	(316)	—	—
Santander Bank, National Association	(111)	(19)	(163)
Banco Santander (Brasil) S.A.	—	(124)	(61)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	—	(69)	(125)
Santander Holdings USA, Inc.	—	—	(195)
Exchange differences and other movements	(429)	155	287
Balance at end of year	21,686	20,878	23,676
*    The balance relating to issuances, redemptions and repurchases (EUR 1,237 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 942 million), is included in the cash flow from financing activities.